Related Party Transactions (Table)	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Summary of financial information of groups equity method investees
Summarized financial information of the MHFG Group’s equity method investees as of March 31, 2020 and 2021, and for each of the three years ended March 31, 2021, is as follows:

	2020	2021
	(in billions of yen)
Loans	7,268	7,521
Total assets	27,036	29,540
Deposits	8,665	10,301
Total liabilities	25,014	27,247
Total equity	2,022	2,293
Noncontrolling interests	11	13

	2019	2020	2021
	(in billions of yen)
Total interest and dividend income	503	586	570
Total interest expense	165	198	188
Provision (credit) for credit losses	84	81	91
Net interest income after provision (credit) for credit losses	254	307	291
Income before income tax expense	229	196	237
Net income	201	150	178